Landfill Closure and Post-Closure Costs	12 Months Ended
Dec. 31, 2011
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligation Disclosure [Text Block]

17. Landfill Closure and Post-Closure Costs

The tables below outline key assumptions used to determine the value of landfill closure and post-closure costs. The tables also outline the expected timing of undiscounted landfill closure and post-closure expenditures and the changes to landfill closure and post-closure cost between periods.

December 31, 2011
Fair value of legally restricted assets	$9,200
Undiscounted closure and post-closure costs	$641,152
Credit adjusted risk free rates - Canadian segment landfills	4.6 - 9.5%
Credit adjusted risk free rates - U.S. segment landfills	4.5 - 7.2%
Expected timing of undiscounted landfill closure and post-closure expenditures
2012	$9,468
2013	13,844
2014	14,847
2015	9,422
2016	8,785
Thereafter	584,786
$641,152

	December 31
	2011	2010

Landfill closure and post-closure costs, beginning of the year	$98,239	$69,708
Provision for landfill closure and post-closure costs, during the year	13,008	9,508
Accretion of landfill closure and post-closure costs, during the year	5,071	3,827
Landfill closure and post-closure expenditures, during the year	(4,345)	(5,749)
Landfill closure and post-closure costs acquired, during the year	-	18,083
Revisions to estimated cash flows, during the year	(9,803)	1,725
Foreign currency translation adjustment, during the year	(668)	1,137
	101,502	98,239
Less current portion of landfill closure and post-closure costs	9,468	8,229
Landfill closure and post-closure costs, end of year	$92,034	$90,010

The Company is required to deposit monies into a social utility trust for the purpose of settling post-closure costs at its Lachenaie landfill. The funding amount is established by the Quebec Government based on each cubic metre of waste accepted and payment is due quarterly. At December 31, 2011, funded landfill post-closure costs, representing the fair value of legally restricted assets, totals $9,200 (2010 - $8,949). At December 31, 2011, $9,115 (2010 - $8,852) was deposited into the social utility trust with the balance, $85 (2010 - $97) remaining unfunded and included in accounts payable.